Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

6. INCOME TAXES

As discussed in Note 1, a REIT is subject to taxation to the extent that taxable income exceeds dividend distributions to shareholders. In order to maintain status as a REIT, the Company is required to distribute at least 90% of its taxable income. In 2014, the Company had pretax income of $71,144 and distributions to shareholders in the form of dividends during the tax year of $620,785. The tax based on statutory rates to the Company, pre-dividends would have been $24,189 in 2014. In 2013, the Company had pretax income of $366,915 and distributions to shareholders in the form of dividends during the tax year of $671,119. The tax based on statutory rates to the Company, pre-dividends, would have been $124,751 in 2013. The Company paid out 100% of taxable income in dividends in 2014 and 2013.

The following reconciles the income tax provision with the expected provision obtained by applying statutory rates to pretax income:

	2014	2013

Tax based on statutory rates	$24,189	$124,751
Tax effect on realized losses on properties	—	(637,500)
Benefit of REIT distributions	(24,189)	512,749

Total tax provision	$—	$—

The components of deferred income taxes are as follows:

	2014	2013

Loan origination fees	$157,196	$118,615
Loan and bond loss provisions	468,289	390,896
Real-estate impairment	302,139	286,839
Valuation allowance	(927,624)	(796,350)

Total income tax	$—	$—

The change in the valuation allowance was approximately $131,000 and $(583,000) for 2014 and 2013, respectively.